Expense Example {- Templeton Foreign VIP Fund} - FTVIP Class 2-66 - Templeton Foreign VIP Fund - Class 2	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 112
3 years	354
5 years	615
10 years	$ 1,363